Financial assets and liabilities - Summary of classification of borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Noncurrent
Borrowings	$ 447,751	$ 349,559
Total noncurrent	447,751	349,559
Current
Borrowings	163,222	190,227
Total Current	163,222	190,227
Total Borrowings	610,973	539,786
Borrowings [Member]
Noncurrent
Borrowings	447,751	349,559
Total noncurrent	447,751	349,559
Current
Borrowings	163,222	190,227
Total Current	$ 163,222	$ 190,227